UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06040

        Nuveen Municipal Market Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          1/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Municipal Market Opportunity Fund, Inc. (NMO) January 31, 2006

		Optional
Principal		Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alaska – 0.4% (0.2% of Total Investments)
	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A:
$ 1,125	5.250%, 12/01/34 – FGIC Insured	12/14 at 100.00	AAA	$1,190,498
1,275	5.250%, 12/01/41 – FGIC Insured	12/14 at 100.00	AAA	1,341,619

2,400	Total Alaska			2,532,117

	Arizona – 0.5% (0.3% of Total Investments)
3,000	Arizona State Transportation Board, Highway Revenue Bonds, Series 2001, 5.250%, 7/01/20	7/11 at 100.00	AAA	3,251,520
	(Pre-refunded 7/01/11)
190	Pima County Industrial Development Authority, Arizona, FNMA/GNMA Single Family Mortgage	5/07 at 105.85	AAA	190,739
	Revenue Bonds, Series 1997A, 7.100%, 11/01/29 (Alternative Minimum Tax)

3,190	Total Arizona			3,442,259

	Arkansas – 1.8% (1.2% of Total Investments)
5,000	Arkansas Development Finance Authority, Hospital Revenue Bonds, Washington Regional Medical	2/10 at 100.00	BBB (4)	5,611,250
	Center, Series 2000, 7.000%, 2/01/15 (Pre-refunded 2/01/10)
3,480	Cabot School District 4, Lonoke County, Arkansas, General Obligation Refunding Bonds, Series	8/08 at 100.00	Aaa	3,565,330
	2003, 5.000%, 2/01/27 – AMBAC Insured
2,865	University of Arkansas, Fayetteville, Various Facilities Revenue Bonds, Series 2002, 5.500%,	12/12 at 100.00	Aaa	3,186,138
	12/01/20 (Pre-refunded 12/01/12) – FGIC Insured

11,345	Total Arkansas			12,362,718

	California – 6.1% (4.0% of Total Investments)
1,350	Antelope Valley Union High School District, Los Angeles County, California, General Obligation	No Opt. Call	AAA	443,138
	Bonds, Series 2004B, 0.000%, 8/01/29 – MBIA Insured
1,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.750%,	5/12 at 101.00	A2 (4)	1,131,210
	5/01/17 (Pre-refunded 5/01/12)
1,350	California Educational Facilities Authority, Revenue Refunding Bonds, Loyola Marymount	No Opt. Call	Aaa	268,502
	University, Series 2001A, 0.000%, 10/01/39 – MBIA Insured
4,295	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A	4,336,919
	Health System/West, Series 2003A, 5.000%, 3/01/33
10,445	Castaic Lake Water Agency, California, Revenue Certificates of Participation, Water System	No Opt. Call	AAA	3,481,632
	Improvement Project, Series 1999, 0.000%, 8/01/29 – AMBAC Insured
8,365	Cupertino Union School District, Santa Clara County, California, General Obligation Bonds,	8/13 at 52.66	AAA	3,077,567
	Series 2003B, 0.000%, 8/01/26 – FGIC Insured
5,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/13 at 100.00	AAA	5,401,200
	Asset-Backed Bonds, Series 2003B, 5.000%, 6/01/38 (Pre-refunded 6/01/13) – AMBAC Insured
3,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	No Opt. Call	AAA	1,335,740
	Revenue Bonds, Series 2005A, 0.000%, 6/01/26 – FSA Insured
1,500	Lincoln Unified School District, Placer County, California, Community Facilities District 1,	No Opt. Call	AAA	566,175
	Special Tax Bonds, Series 2005, 0.000%, 9/01/26 – AMBAC Insured
490	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds, Second	4/06 at 100.00	AA– (4)	490,539
	Series 1993, 4.750%, 10/15/20 (ETM)
995	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds, Series	2/06 at 100.00	AA– (4)	996,483
	1994, 5.375%, 2/15/34 (ETM)
	Orange County, California, Recovery Certificates of Participation, Series 1996A:
3,100	5.875%, 7/01/19 (Pre-refunded 7/01/06) – MBIA Insured	7/06 at 102.00	AAA	3,196,069
690	6.000%, 7/01/26 (Pre-refunded 7/01/06) – MBIA Insured	7/06 at 102.00	AAA	711,735
1,000	Pajaro Valley Unified School District, Santa Cruz County, California, General Obligation	No Opt. Call	AAA	325,020
	Bonds, Series 2005B, 0.000%, 8/01/29 – FSA Insured
6,000	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of	No Opt. Call	AAA	1,457,760
	Participation, Series 2006, 0.000%, 10/01/34 – FGIC Insured
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
5,000	0.000%, 1/15/17 – MBIA Insured	1/14 at 102.00	AAA	5,153,750
26,000	0.000%, 1/15/35 – MBIA Insured	No Opt. Call	AAA	6,462,300
5,000	San Jose-Evergreen Community College District, Santa Clara County, California, General	9/15 at 100.00	AAA	1,589,700
	Obligation Bonds, Series 2005A, 0.000%, 9/01/28 – MBIA Insured
4,825	Santa Monica Community College District, Los Angeles County, California, General Obligation	No Opt. Call	AAA	1,861,099
	Bonds, Series 2005C, 0.000%, 8/01/25 – MBIA Insured

89,905	Total California			42,286,538

	Colorado – 5.1% (3.4% of Total Investments)
3,000	Broomfield, Colorado, Master Facilities Lease Purchase Agreement, Certificates of	12/09 at 100.00	AAA	3,223,290
	Participation, Series 1999, 5.750%, 12/01/24 – AMBAC Insured
6,285	Broomfield, Colorado, Sales and Use Tax Revenue Refunding and Improvement Bonds, Series 2002A,	12/12 at 100.00	Aaa	6,867,808
	5.500%, 12/01/22 – AMBAC Insured
11,465	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2000A,	11/10 at 100.00	AAA	12,425,996
	6.000%, 11/15/18 – AMBAC Insured (Alternative Minimum Tax)
20,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/28	9/10 at 31.42	AAA	5,305,400
	(Pre-refunded 9/01/10) – MBIA Insured
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
3,500	0.000%, 9/01/27 – MBIA Insured	9/20 at 67.94	AAA	1,165,045
13,300	0.000%, 9/01/31 – MBIA Insured	9/20 at 53.77	AAA	3,519,313
6,250	0.000%, 9/01/32 – MBIA Insured	9/20 at 50.83	AAA	1,565,375
8,000	0.000%, 3/01/36 – MBIA Insured	No Opt. Call	AAA	1,642,400

71,800	Total Colorado			35,714,627

	District of Columbia – 0.5% (0.3% of Total Investments)
3,165	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/08 at 100.00	AAA	3,173,830
	Revenue Bonds, Series 1998, 4.750%, 10/01/28 – AMBAC Insured

	Georgia – 5.8% (3.8% of Total Investments)
15,000	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2000A, 5.600%, 1/01/30	1/10 at 101.00	AAA	16,305,600
	(Pre-refunded 1/01/10) – FGIC Insured
14,330	Fulton County Facilities Corporation, Georgia, Certificates of Participation, Public Purpose	11/10 at 101.00	AAA	15,557,221
	Project, Series 1999, 5.500%, 11/01/18 – AMBAC Insured
8,000	Georgia, General Obligation Bonds, Series 1995C, 7.250%, 7/01/08	No Opt. Call	AAA	8,725,040

37,330	Total Georgia			40,587,861

	Illinois – 11.2% (7.3% of Total Investments)
600	Bolingbrook, Illinois, General Obligation Refunding Bonds, Series 2002B, 0.000%, 1/01/32 –	No Opt. Call	AAA	176,034
	FGIC Insured
4,000	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2003A, 5.000%, 1/01/33 – AMBAC Insured	7/13 at 100.00	AAA	4,115,880
2,300	Chicago, Illinois, Motor Fuel Tax Revenue Refunding Bonds, Series 1993, 5.375%, 1/01/14 –	No Opt. Call	AAA	2,534,853
	AMBAC Insured
5,250	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1998B, 5.000%, 1/01/28 – MBIA Insured	1/09 at 101.00	AAA	5,376,315
5,210	Illinois Housing Development Authority, Section 8 Elderly Housing Revenue Bonds, Garden House	7/06 at 100.00	A–	5,264,445
	of River Oaks West Development, Series 1992A, 6.875%, 1/01/20
38,645	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2000, 5.500%, 4/01/25 –	4/10 at 100.00	AAA	41,049,876
	MBIA Insured
	Lake and McHenry Counties Community Unit School District 118, Wauconda, Illinois, General
	Obligation Bonds, Series 2005B:
10,230	0.000%, 1/01/22 – FSA Insured	1/15 at 70.63	Aaa	4,716,848
6,780	0.000%, 1/01/24 – FSA Insured	1/15 at 63.44	Aaa	2,788,682
1,975	Lake County Community High School District 127, Grayslake, Illinois, General Obligation Bonds,	No Opt. Call	AAA	2,595,367
	Series 2002A, 9.000%, 2/01/13 – FGIC Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
3,250	0.000%, 6/15/25 – MBIA Insured	6/22 at 101.00	AAA	2,009,670
3,270	5.000%, 12/15/28 – MBIA Insured	6/12 at 101.00	AAA	3,384,941
2,130	0.000%, 6/15/37 – MBIA Insured	No Opt. Call	AAA	484,809
11,000	0.000%, 12/15/38 – MBIA Insured	No Opt. Call	AAA	2,325,180
3,650	0.000%, 6/15/39 – MBIA Insured	No Opt. Call	AAA	751,316

98,290	Total Illinois			77,574,216

	Indiana – 1.2% (0.8% of Total Investments)
4,695	Indiana Educational Facilities Authority, Revenue Bonds, Butler University, Series 2001,	2/11 at 100.00	AAA	5,017,453
	5.500%, 2/01/26 – MBIA Insured
5,113	Indianapolis, Indiana, Special Facility Revenue Bonds, United Airlines Inc., Indianapolis	5/06 at 102.00	N/R	914,277
	Maintenance Center Project, Series 1995A, 6.500%, 11/15/31 (Alternative Minimum Tax) (5)
2,000	Petersburg, Indiana, Pollution Control Revenue Refunding Bonds, Indianapolis Power and Light	8/11 at 102.00	Baa2	2,083,660
	Company, Series 1991, 5.750%, 8/01/21

11,808	Total Indiana			8,015,390

	Iowa – 0.6% (0.4% of Total Investments)
4,215	Iowa Finance Authority, Solid Waste Disposal Revenue Bonds, IPSCO Project, Series 1997,	6/27 at 100.00	N/R	4,274,937
	6.000%, 6/01/27 (Mandatory put 6/01/07) (Alternative Minimum Tax)

	Kentucky – 1.6% (1.1% of Total Investments)
	Jefferson County School District Finance Corporation, Kentucky, School Building Revenue Bonds,
	Series 2000A:
3,045	5.250%, 7/01/17 – FSA Insured	1/10 at 101.00	AAA	3,243,625
7,490	5.250%, 7/01/20 – FSA Insured	1/10 at 101.00	AAA	7,978,573

10,535	Total Kentucky			11,222,198

	Louisiana – 1.6% (1.0% of Total Investments)
7,415	Louisiana Local Government Environmental Facilities and Community Development Authority,	12/12 at 100.00	AAA	7,606,455
	Revenue Bonds, Baton Rouge Community College Facilities Corporation, Series 2002, 5.000%,
	12/01/32 – MBIA Insured
3,350	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	AAA	3,507,551
	2004, 5.250%, 7/01/33 – MBIA Insured

10,765	Total Louisiana			11,114,006

	Maryland – 1.6% (1.0% of Total Investments)
	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 2002:
3,710	5.000%, 11/01/18	11/12 at 101.00	AA	3,989,029
3,890	5.000%, 11/01/19	11/12 at 101.00	AA	4,178,249
2,500	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002,	No Opt. Call	AA	2,826,850
	5.500%, 2/01/16

10,100	Total Maryland			10,994,128

	Massachusetts – 4.6% (3.0% of Total Investments)
1,100	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2000A, 5.250%, 7/01/30	7/10 at 100.00	AAA	1,162,194
4,150	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2000A, 5.250%, 7/01/30	7/10 at 100.00	AAA	4,450,833
	(Pre-refunded 7/01/10)
8,315	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series	1/07 at 102.00	AAA	8,441,887
	1997A, 5.000%, 1/01/37 – MBIA Insured
10,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2000A, 5.750%, 8/01/39	8/10 at 101.00	AAA	10,980,700
	(Pre-refunded 8/01/10) – FGIC Insured
6,195	University of Massachusetts Building Authority, Facilities Revenue Bonds, Senior Series 2000A,	11/10 at 100.00	AAA	6,630,323
	5.125%, 11/01/25 (Pre-refunded 11/01/10) – MBIA Insured

29,760	Total Massachusetts			31,665,937

	Michigan – 0.3% (0.1% of Total Investments)
2,090	Grand Rapids Building Authority, Kent County, Michigan, Limited Tax General Obligation Bonds,	8/10 at 100.00	AAA	2,234,607
	Series 2000, 5.375%, 8/01/17 – AMBAC Insured

	Minnesota – 7.9% (5.2% of Total Investments)
930	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds,	11/10 at 101.00	A	1,006,167
	Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29
29,070	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds,	11/10 at 101.00	A (4)	32,812,180
	Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29 (Pre-refunded
	11/15/10)
2,680	Minnesota Housing Finance Agency, Single Family Remarketed Mortgage Bonds, Series 1998H-2,	1/11 at 101.00	AA+	2,738,799
	6.050%, 7/01/31 (Alternative Minimum Tax)
13,675	Minnesota, General Obligation Bonds, Series 2000, 5.125%, 11/01/16	11/10 at 100.00	AAA	14,611,191
3,225	St. Paul Housing and Redevelopment Authority, Minnesota, Sales Tax Revenue Refunding Bonds,	11/15 at 103.00	AAA	4,013,093
	Civic Center Project, Series 1996, 7.100%, 11/01/23 – FSA Insured

49,580	Total Minnesota			55,181,430

	Mississippi – 1.0% (0.7% of Total Investments)
5,900	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	4/06 at 100.00	BBB–	5,986,730
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
1,190	Mississippi Home Corporation, GNMA Mortgage-Backed Securities Program Single Family Mortgage	7/07 at 105.00	Aaa	1,222,535
	Revenue Bonds, Series 1997D-5, 6.750%, 7/01/29 (Alternative Minimum Tax)

7,090	Total Mississippi			7,209,265

	Missouri – 0.6% (0.4% of Total Investments)
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series
	2004B-1:
7,000	0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	AAA	2,608,340
5,000	0.000%, 4/15/31 – AMBAC Insured	No Opt. Call	AAA	1,527,600

12,000	Total Missouri			4,135,940

	Nevada – 6.0% (3.9% of Total Investments)
9,555	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan,	6/11 at 100.00	AAA	10,244,775
	Series 2001, 5.300%, 6/01/20 – FGIC Insured
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
6,125	0.000%, 1/01/17 – AMBAC Insured	No Opt. Call	AAA	3,748,071
8,500	0.000%, 1/01/26 – AMBAC Insured	No Opt. Call	AAA	3,277,260
5,315	0.000%, 1/01/27 – AMBAC Insured	No Opt. Call	AAA	1,946,725
21,000	5.375%, 1/01/40 – AMBAC Insured	1/10 at 100.00	AAA	21,941,220
2,135	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2005B, 0.000%, 6/01/37 – FGIC Insured	6/15 at 33.61	AAA	421,641

52,630	Total Nevada			41,579,692

	New Jersey – 4.2% (2.7% of Total Investments)
170	Camden County Pollution Control Financing Authority, New Jersey, Solid Waste Disposal and	6/06 at 100.00	Baa3	170,700
	Resource Recovery System Revenue Bonds, Series 1991D, 7.250%, 12/01/10
18,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2000B,	6/10 at 100.00	AAA	19,672,920
	5.750%, 6/15/17 (Pre-refunded 6/15/10)
5,000	New Jersey Turnpike Authority, Revenue Bonds, Growth and Income Securities, Series 2004B,	1/17 at 100.00	AAA	3,290,200
	0.000%, 1/01/35 – AMBAC Insured
3,000	Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds, Series 2005A, 0.000%,	No Opt. Call	Aaa	1,231,440
	9/01/25 – MBIA Insured
3,165	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	3,367,465
	Series 2002, 6.125%, 6/01/42
1,195	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	BBB	1,312,038
	Series 2003, 6.375%, 6/01/32

30,530	Total New Jersey			29,044,763

	New Mexico – 1.8% (1.2% of Total Investments)
5,925	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare	8/11 at 101.00	AA– (4)	6,502,273
	Services, Series 2001A, 5.500%, 8/01/21 (Pre-refunded 8/01/11)
5,675	University of New Mexico, Revenue Refunding Bonds, Series 1992A, 6.250%, 6/01/12	No Opt. Call	AA	6,319,680

11,600	Total New Mexico			12,821,953

	New York – 20.1% (13.1% of Total Investments)
245	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	2/07 at 102.00	AA–	255,003
	Services Facilities, Series 1997A, 5.750%, 2/15/27
	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health
	Services Facilities, Series 1997A:
465	5.750%, 2/15/27 (Pre-refunded 2/15/07)	2/07 at 102.00	AA– (4)	485,767
19,290	5.750%, 2/15/27 (Pre-refunded 2/15/07)	2/07 at 102.00	AA– (4)	20,151,491
5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,	6/08 at 101.00	AAA	5,227,650
	5.250%, 12/01/26 – MBIA Insured
6,750	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds,	7/09 at 101.00	BBB–	7,106,468
	Series 1999A, 6.400%, 7/15/33
17,870	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/09 at 101.00	AAA	19,433,089
	Series 2000A, 5.750%, 8/15/24 (Pre-refunded 8/15/09)
19,715	New York City, New York, General Obligation Bonds, Fiscal Series 1996I, 5.875%, 3/15/18	3/06 at 101.50	A+ (4)	20,073,616
	(Pre-refunded 3/15/06)
630	New York City, New York, General Obligation Bonds, Fiscal Series 1997H, 6.125%, 8/01/25	8/07 at 101.00	A+	659,138
9,370	New York City, New York, General Obligation Bonds, Fiscal Series 1997H, 6.125%, 8/01/25	8/07 at 101.00	A+ (4)	9,848,713
	(Pre-refunded 8/01/07)
	New York City, New York, General Obligation Bonds, Fiscal Series 2002G:
1,000	5.000%, 8/01/17	8/12 at 100.00	A+	1,045,960
10,500	5.750%, 8/01/18	8/12 at 100.00	A+	11,583,705
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2003A, 5.750%, 8/01/16	8/12 at 100.00	A+	5,511,500
4,785	New York State Medical Care Facilities Finance Agency, Secured Mortgage Revenue Bonds,	5/06 at 102.00	Aa1	4,891,466
	Brookdale Family Care Centers Inc., Series 1995A, 6.375%, 11/15/19
7,805	New York State Power Authority, General Revenue Bonds, Series 2002A, 5.000%, 11/15/21	11/12 at 100.00	Aa2	8,206,255
5,400	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/10 at 100.00	AA–	5,779,998
	State Contingency Contract-Backed Bonds, Series 2003A-1, 5.500%, 6/01/16
10,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/07 at 102.00	AAA	10,540,300
	Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22 – MBIA Insured (Alternative Minimum Tax)
8,000	TSASC Inc., New York, Tobacco Flexible Amortization Bonds, Series 1999-1, 6.250%, 7/15/34	7/09 at 101.00	BBB	8,489,440

131,825	Total New York			139,289,559

	North Carolina – 1.4% (0.9% of Total Investments)
1,900	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AA	1,912,217
	Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45
7,500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	AAA	8,091,900
	1/01/19 – MBIA Insured

9,400	Total North Carolina			10,004,117

	North Dakota – 4.3% (2.8% of Total Investments)
22,905	Fargo, North Dakota, Health System Revenue Bonds, MeritCare Obligated Group, Series 2000A,	6/10 at 101.00	AAA	24,647,382
	5.625%, 6/01/31 – FSA Insured
	North Dakota Water Commission, Water Development and Management Program Bonds, Series 2000A:
2,230	5.700%, 8/01/18 (Pre-refunded 8/01/10) – MBIA Insured	8/10 at 100.00	AAA	2,434,759
2,450	5.750%, 8/01/19 (Pre-refunded 8/01/10) – MBIA Insured	8/10 at 100.00	AAA	2,680,031

27,585	Total North Dakota			29,762,172

	Ohio – 2.6% (1.7% of Total Investments)
16,140	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Medical Center, Series	No Opt. Call	A	18,054,527
	1999, 6.300%, 4/01/12

	Oklahoma – 0.1% (0.0% of Total Investments)
300	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc.,	6/09 at 100.00	B–	294,930
	Series 2000B, 6.000%, 6/01/35 (Mandatory put 12/01/08) (Alternative Minimum Tax)

	Oregon – 2.4% (1.6% of Total Investments)
5,000	Oregon Health Sciences University, Revenue Bonds, Series 2002A, 5.250%, 7/01/22 – MBIA Insured	1/13 at 100.00	AAA	5,377,350
	Portland, Oregon, Water System Revenue Bonds, Series 2000A:
6,780	5.375%, 8/01/18	8/10 at 100.00	Aa1	7,252,024
3,880	5.500%, 8/01/20	8/10 at 100.00	Aa1	4,181,748

15,660	Total Oregon			16,811,122

	Pennsylvania – 3.9% (2.5% of Total Investments)
5,000	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	1/08 at 102.00	BB+	5,157,900
	Refunding Bonds, Series 1997A, 6.200%, 7/01/19
5,000	Pennsylvania Higher Education Assistance Agency, Capital Acquisition Revenue Bonds, Series	12/10 at 100.00	AAA	5,526,300
	2000, 5.875%, 12/15/30 (Pre-refunded 12/15/10) – MBIA Insured
15,050	Pennsylvania, General Obligation Bonds, Second Series 2001, 5.000%, 9/15/14	9/11 at 101.00	AA	16,201,325

25,050	Total Pennsylvania			26,885,525

	Puerto Rico – 2.9% (1.9% of Total Investments)
12,500	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	No Opt. Call	AA	12,528,000
	4.500%, 12/01/23
7,640	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	7,782,028
	Series 2002, 5.375%, 5/15/33

20,140	Total Puerto Rico			20,310,028

	South Carolina – 6.5% (4.3% of Total Investments)
24,730	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/12 at 101.00	AA–	26,684,906
	2002, 5.500%, 12/01/22
21,570	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	AAA	6,985,660
	0.000%, 1/01/30 – AMBAC Insured
1,045	Three Rivers Solid Waste Authority, South Carolina, Solid Waste Disposal Facilities Revenue	1/07 at 102.00	AAA	1,081,889
	Bonds, Series 1997, 5.300%, 1/01/27 – MBIA Insured
10,000	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	5/11 at 101.00	BBB	10,707,200
	Asset-Backed Bonds, Series 2001B, 6.375%, 5/15/28

57,345	Total South Carolina			45,459,655

	Tennessee – 0.7% (0.5% of Total Investments)
5,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	7/13 at 100.00	AA	5,114,800
	Bonds, East Tennessee Children’s Hospital, Series 2003A, 5.000%, 7/01/23 – RAAI Insured

	Texas – 24.2% (15.8% of Total Investments)
5,000	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc.,	6/06 at 100.00	CCC	4,308,700
	Series 1990, 7.500%, 12/01/29 (Alternative Minimum Tax)
12,250	Austin, Texas, Subordinate Lien Hotel Occupancy Tax Revenue Refunding Bonds, Series 1999,	11/09 at 100.00	AAA	13,279,368
	5.800%, 11/15/29 (Pre-refunded 11/15/09) – AMBAC Insured
11,255	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	5/36 at 100.00	Baa2	11,919,045
	Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)
	Brownsville Independent School District, Cameron County, Texas, General Obligation Bonds,
	Series 1999:
5,015	5.625%, 8/15/25 (Pre-refunded 8/15/09)	8/09 at 100.00	AAA	5,381,446
8,825	5.625%, 8/15/29 (Pre-refunded 8/15/09)	8/09 at 100.00	AAA	9,469,843
1,000	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds, Series	No Opt. Call	AAA	284,730
	2002, 0.000%, 8/15/32 – FGIC Insured
10,000	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	AAA	10,197,800
	Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured
	Clear Creek Independent School District, Galveston and Harris Counties, Texas, Unlimited Tax
	Schoolhouse and Refunding Bonds, Series 2000:
16,740	5.400%, 2/15/18 (Pre-refunded 2/15/10)	2/10 at 100.00	AAA	17,976,919
585	5.400%, 2/15/18	2/10 at 100.00	AAA	621,691
9,660	5.650%, 2/15/19 (Pre-refunded 2/15/10)	2/10 at 100.00	AAA	10,464,195
340	5.650%, 2/15/19	2/10 at 100.00	AAA	364,881
6,645	5.700%, 2/15/20 (Pre-refunded 2/15/10)	2/10 at 100.00	AAA	7,210,622
235	5.700%, 2/15/20	2/10 at 100.00	AAA	252,742
7,750	5.700%, 2/15/21 (Pre-refunded 2/15/10)	2/10 at 100.00	AAA	8,409,680
270	5.700%, 2/15/21	2/10 at 100.00	AAA	290,207
2,500	Comal Independent School District, Comal, Bexar, Guadalupe, Hays, and Kendall Counties, Texas,	No Opt. Call	Aaa	1,148,175
	General Obligation Bonds, Series 2005A, 0.000%, 2/01/23
6,000	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds,	11/09 at 101.00	CCC	4,462,080
	American Airlines Inc., Series 1999, 6.375%, 5/01/35 (Alternative Minimum Tax)
11,750	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue	11/07 at 100.00	CCC	11,477,753
	Refunding Bonds, American Airlines Inc., Series 2000C, 6.150%, 5/01/29 (Mandatory put
	11/01/07) (Alternative Minimum Tax)
1,050	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	AAA	295,554
	Project, Series 2001B, 0.000%, 9/01/32 – AMBAC Insured
1,250	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2001A,	12/11 at 100.00	AAA	1,320,125
	5.000%, 12/01/20 – FSA Insured
21,500	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000B, 5.500%, 7/01/30 –	7/10 at 100.00	AAA	22,851,275
	FSA Insured
9,350	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/15 at 39.49	AAA	2,298,230
	Bonds, Series 2005, 0.000%, 8/15/32 – FGIC Insured
15,000	San Antonio Independent School District, Bexar County, Texas, General Obligation Bonds, Series	8/09 at 100.00	AAA	16,182,750
	1999, 5.800%, 8/15/29 (Pre-refunded 8/15/09)
5,000	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,	8/15 at 36.81	AAA	1,137,300
	Series 2005, 0.000%, 8/15/34
3,970	Wichita Falls, Wichita County, Texas, Priority Lien Water and Sewerage System Revenue Bonds,	8/11 at 100.00	AAA	4,175,686
	Series 2001, 5.000%, 8/01/21 – AMBAC Insured
	Wylie Independent School District, Taylor County, Texas, General Obligation Bonds, Series 2005:
3,000	0.000%, 8/15/23	8/15 at 67.10	AAA	1,269,720
2,000	0.000%, 8/15/24	8/15 at 63.56	AAA	799,520

177,940	Total Texas			167,850,037

	Washington – 18.3% (12.0% of Total Investments)
5,500	Clark County Public Utility District 1, Washington, Generating System Revenue Refunding Bonds,	1/11 at 100.00	AAA	5,782,150
	Series 2000, 5.125%, 1/01/20 – FSA Insured
2,755	Cowlitz County, Washington, Special Sewerage Revenue Refunding Bonds, CSOB Wastewater	No Opt. Call	AAA	3,103,260
	Treatment Facilities, Series 2002, 5.500%, 11/01/16 – FGIC Insured
10,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 3, Series	7/11 at 101.00	AAA	10,934,700
	2001A, 5.500%, 7/01/17 – FSA Insured
2,500	King County, Washington, Sewer Revenue Bonds, Series 2001, 5.000%, 1/01/23 – FGIC Insured	1/12 at 100.00	AAA	2,622,275
33,490	Port of Seattle, Washington, Revenue Bonds, Series 2000A, 5.625%, 2/01/30 – MBIA Insured	8/10 at 100.00	AAA	35,900,274
6,950	Port of Seattle, Washington, Revenue Bonds, Series 2000B, 5.625%, 2/01/24 – MBIA Insured	8/10 at 100.00	AAA	7,371,240
	(Alternative Minimum Tax)
	Seattle, Washington, General Obligation Refunding and Improvement Bonds, Series 2002:
6,165	4.400%, 12/01/19	12/12 at 100.00	AAA	6,248,597
6,445	4.500%, 12/01/20	12/12 at 100.00	AAA	6,560,430
3,000	Spokane County School District 81, Spokane, Washington, General Obligation Bonds, Series 2005,	6/15 at 100.00	AAA	2,709,420
	0.000%, 6/01/24 – MBIA Insured
	Tacoma, Washington, Electric System Revenue Refunding Bonds, Series 2001A:
6,630	5.750%, 1/01/17 (Pre-refunded 1/01/11) – FSA Insured	1/11 at 101.00	AAA	7,346,239
3,500	5.750%, 1/01/18 (Pre-refunded 1/01/11) – FSA Insured	1/11 at 101.00	AAA	3,878,105
3,520	Washington State Healthcare Facilities Authority, Revenue Bonds, Children’s Hospital and	10/11 at 100.00	Aaa	3,635,386
	Regional Medical Center, Series 2001, 5.000%, 10/01/21 – AMBAC Insured
7,890	Washington State Higher Education Facilities Authority, Revenue Bonds, Pacific Lutheran	11/09 at 101.00	AA	8,489,719
	University, Series 1999, 5.950%, 11/01/29 – RAAI Insured
12,185	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	13,306,264
	Series 2002, 6.500%, 6/01/26
9,000	Washington, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002C, 5.000%, 1/01/21 –	1/12 at 100.00	AAA	9,464,400
	FSA Insured

119,530	Total Washington			127,352,459

	Wisconsin – 0.8% (0.5% of Total Investments)
4,180	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed	6/12 at 100.00	BBB	4,431,093
	Bonds, Series 2002, 6.125%, 6/01/27
1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, United Lutheran Program	3/08 at 101.00	N/R	1,250,788
	for the Aging Inc., Series 1998, 5.700%, 3/01/28

5,430	Total Wisconsin			5,681,881

	Wyoming – 0.4% (0.3% of Total Investments)
2,800	Jackson National Rural Utilities Cooperative Financing Corporation, Wyoming, Guaranteed Gas	5/07 at 101.00	A	2,872,296
	Supply Revenue Bonds, Lower Valley Power and Light Inc., Series 1997B, 5.875%, 5/01/26
	(Alternative Minimum Tax)

$ 1,174,273	Total Long-Term Investments (cost $992,959,143) – 153.0%			1,062,911,520

	Short-Term Investments – 0.1% (0.1% of Total Investments)
1,000	Idaho Health Facilities Authority, Revenue Bonds, St. Luke’s Regional Medical Center, Variable	7/35 at 100.00	VMIG-1	1,000,000
	Rate Demand Obligations, Series 2005, 3.020%, 7/01/35 – FSA Insured (6)

$ 1,000	Total Short-Term Investments (cost $1,000,000)			1,000,000

	Total Investments (cost $993,959,143) – 153.1%			1,063,911,520

	Other Assets Less Liabilities – 1.6%			10,783,687

	Preferred Shares, at Liquidation Value – (54.7)%			(380,000,000)

	Net Assets Applicable to Common Shares – 100%			$694,695,207

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below Baa by Moody’s Investor
Service, Inc. or BBB by Standard & Poor’s Group are considered to be below investment grade.
(4)	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
(5)	On December 9, 2002, UAL Corporation, the holding company of United Air Lines, Inc., filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.
(6)	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
N/R	Investment is not rated.
(ETM)	Security is escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. At January 31, 2006, the cost of investments was $993,685,588.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2006, were as follows:

Gross unrealized:
Appreciation	$76,612,657
Depreciation	(6,386,725)

Net unrealized appreciation (depreciation) of investments	$70,225,932

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Municipal Market Opportunity Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 31, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 31, 2006

* Print the name and title of each signing officer under his or her signature.